Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2024-2027) (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 30, 2024	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	4,600,000
Plan 2024-2027 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year		1,002,892
Granted		19,181	1,002,892
Settled		(388,274)
Expired		(32,039)
Amount at the end of the fiscal year		601,760	1,002,892
Expense recognized during the fiscal year | $		$ 6	$ 2
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 18.14